Accumulated Other Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accumulated Other Comprehensive Income
Balance at beginning of the year	¥ 117,770,911		¥ 75,114,547	¥ 60,175,888
Balance at end of the year	187,241,607	$ 26,372,429	117,770,911	75,114,547
Cumulative effect of change in accounting principle
Accumulated Other Comprehensive Income
Balance at beginning of the year			(2,316,324)
Balance at end of the year				(2,316,324)
Balance
Accumulated Other Comprehensive Income
Balance at beginning of the year			72,798,223
Balance at end of the year				72,798,223
Accumulated other comprehensive income
Accumulated Other Comprehensive Income
Balance at beginning of the year	3,322,238		(2,519,900)	(1,047,728)
Other comprehensive income/(loss)	1,401,522		5,706,042	(1,472,172)
Balance at end of the year	4,723,760	665,328	3,322,238	(2,519,900)
Accumulated other comprehensive income | Cumulative effect of change in accounting principle
Accumulated Other Comprehensive Income
Balance at beginning of the year			136,096
Balance at end of the year				136,096
Accumulated other comprehensive income | Balance
Accumulated Other Comprehensive Income
Balance at beginning of the year			(2,383,804)
Balance at end of the year				(2,383,804)
Foreign currency translation difference
Accumulated Other Comprehensive Income
Balance at beginning of the year	3,340,404		(2,519,900)	(1,047,728)
Other comprehensive income/(loss)	1,332,984		5,724,208	(1,472,172)
Balance at end of the year	4,673,388	658,233	3,340,404	(2,519,900)
Foreign currency translation difference | Cumulative effect of change in accounting principle
Accumulated Other Comprehensive Income
Balance at beginning of the year			136,096
Balance at end of the year				136,096
Foreign currency translation difference | Balance
Accumulated Other Comprehensive Income
Balance at beginning of the year			(2,383,804)
Balance at end of the year				¥ (2,383,804)
Net change in unrealized (losses)/gains on available-for- sale debt securities
Accumulated Other Comprehensive Income
Balance at beginning of the year	(18,166)
Other comprehensive income/(loss)	68,538		(18,166)
Balance at end of the year	¥ 50,372	$ 7,095	¥ (18,166)